Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Basis of Presentation
Basis of Presentation
The balance sheet has been prepared in accordance with U.S. GAAP. Separate statements of operations, changes in stockholder’s equity and cash flows have not been presented because there have been no activities in this entity or because the single transaction is disclosed below.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying condensed consolidated financial statements and these notes.
Actual results could differ from those estimates and may result in material effects on the Company’s operating results and financial position. Estimates made in preparing the accompanying condensed consolidated financial statements primarily include, but are not limited to, those related to revenue recognition, goodwill and long-lived asset valuations, impairment assessments, stock-based compensation awards, and estimates related to the tax receivable agreement.

Income Taxes
Income Taxes
After the completion of the IPO, the Company became subject to U.S. federal, state, and local income taxes with respect to its allocable share of taxable income of SOLV Energy Holdings LLC assessed at the prevailing corporate tax rates. SOLV Energy Holdings LLC operates as a limited liability company and is treated as a partnership for income tax purposes. Accordingly, SOLV Energy Holdings LLC incurs no significant liability for federal or state income taxes since the taxable income or loss is passed through to its members. SOLV Energy Holdings LLC incurs liabilities for certain state taxes paid directly by it, which are not significant and for which the expense is included in the provision for income taxes in the accompanying condensed consolidated statements of income for the three months ended March 31, 2026 and 2025.
The Company uses the liability method to account for income taxes in accordance with
ASC 740—Income Taxes
. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences of differences between the financial reporting and tax bases of assets and liabilities. Deferred tax amounts are calculated using the enacted tax rates expected to be in effect when the temporary differences reverse. Deferred tax assets are recorded when it is considered more likely than not that they will be realized. The Company evaluates the need for a valuation allowance by considering all available evidence, including projections of future taxable income, the timing of temporary difference reversals, the existence of tax planning strategies and historical operating results.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authority, based on the technical merits of the position. As of March 31, 2026 and December 31, 2025, there were no known items that would require an accrual for uncertain tax positions.

Unit-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation (“ASC 718”). Stock-based awards, including stock options and restricted stock awards are measured at their grant-date fair value and recognized as non-cash
compensation expense on a straight-line basis over the requisite service period, which generally corresponds to the vesting period of the award. The fair value of the stock-based awards is determined based on the Company’s Class A common stock closing price on the grant date.

For periods prior to the Company’s IPO, the grant date fair value of the Restricted Class C Units were determined on each grant date using the Black-Scholes option-pricing model, which required management to make certain assumptions with respect to selected model inputs, such as: (i) the risk-free interest rate, (ii) the expected volatility of the price of the Restricted Class C Units, (iii) the expected dividend yield, and (iv) the expected time to liquidity.
The fair value of the Restricted Unit Appreciation (“RUA”) Plan awards were measured based on the fair value of Class A units of SOLV Energy Parent Holdings LP, which is estimated using generally accepted equity valuation and allocation methods. Subsequent to the IPO, the fair value of RUA awards is derived from the fair market value of the Class A common stock on the settlement date and is therefore a Level 1 measurement. The change in fair value at each reporting end will be recognized in the condensed consolidated statement of operations.
See Note 9 – Stock-based Compensation, for addition information on the Company’s stock-based compensation plans and awards.

Tax Receivable Agreement
Tax Receivable Agreement
In connection with the IPO, the Company entered into a Tax Receivable Agreement (“TRA”) with SOLV Energy Holdings LLC and the Continuing Equity Owners whereby the Company agreed to pay to such Continuing Equity Owners 85% of the benefits that the Company realizes, or is deemed to realize, as a result of the Company’s allocable share of existing tax basis acquired in the IPO, increases in the Company’s share of existing tax basis and adjustments to the tax basis of the assets of SOLV Energy Holdings LLC as a result of sales or exchanges of common units, and certain other tax benefits related to entering into the TRA.
In addition to tax expenses, the Company will also make payments under the TRA, which are expected to be significant. The Company will account for the income tax effects and corresponding TRA’s effects resulting from future taxable purchases or redemptions of LLC Interests of the Continuing Equity Owners by recognizing an increase in deferred tax assets, based on enacted tax rates at the date of the purchase or redemption. Further, the Company will evaluate the likelihood that it will realize the benefit represented by the deferred tax asset and, to the extent that management estimates that it is more likely than not that the Company will not realize the benefit, the Company will reduce the carrying amount of the deferred tax asset with a valuation allowance. The amounts to be recorded for both the deferred tax assets and the liability for obligations under the TRA will be estimated at the time of any purchase or redemption as an adjustment to stockholders’ equity, and the effects of changes in any estimates after this date will be included in net income. Similarly, the effect of subsequent changes in the enacted tax rates will be included in net income. Judgment is required in assessing the future tax consequences of events that have been recognized in the Company’s financial statements. A change in the Company’s assessment of such consequences, such as realization of deferred tax assets, changes in tax laws or interpretations thereof could materially impact results.
The Company recognizes obligations arising under the TRA in accordance with ASC 450—Contingencies. Obligations under the TRA are accrued when it is probable that a liability has been incurred and its amount is estimable. Liabilities associated with the TRA are classified as either current or noncurrent based on the expected date of payment and are presented in the condensed consolidated balance sheets. The exchange of partnership interest will result in an increase in TRA liabilities with a corresponding adjustment to Additional paid-in
capital. Subsequent remeasurement of the TRA liabilities is recognized in the condensed consolidated statement of operations. See Note 8 — Income Taxes and Tax Receivable Agreement for additional information.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation (“ASC 718”). Stock-based awards, including stock options and restricted stock awards are measured at their grant-date fair value and recognized as non-cash
compensation expense on a straight-line basis over the requisite service period, which generally corresponds to the vesting period of the award. The fair value of the stock-based awards is determined based on the Company’s Class A common stock closing price on the grant date.

For periods prior to the Company’s IPO, the grant date fair value of the Restricted Class C Units were determined on each grant date using the Black-Scholes option-pricing model, which required management to make certain assumptions with respect to selected model inputs, such as: (i) the risk-free interest rate, (ii) the expected volatility of the price of the Restricted Class C Units, (iii) the expected dividend yield, and (iv) the expected time to liquidity.
The fair value of the Restricted Unit Appreciation (“RUA”) Plan awards were measured based on the fair value of Class A units of SOLV Energy Parent Holdings LP, which is estimated using generally accepted equity valuation and allocation methods. Subsequent to the IPO, the fair value of RUA awards is derived from the fair market value of the Class A common stock on the settlement date and is therefore a Level 1 measurement. The change in fair value at each reporting end will be recognized in the condensed consolidated statement of operations.
See Note 9 – Stock-based Compensation, for addition information on the Company’s stock-based compensation plans and awards.

Earnings (Loss) per Share
Earnings (Loss) per Share
Basic earnings (loss) per share is computed by dividing net income (loss) attributable to SOLV Energy, Inc. by the weighted average number of shares of Class A common stock outstanding during the period. Diluted earnings (loss) per share is computed by giving effect to all potential shares, including exchangeable SOLV Energy Holdings LLC Units, unvested Restricted common units, stock-options and restricted stock awards, to the extent dilutive. The Company uses the
“if-converted”
method to determine the potential dilutive effects of the vested SOLV Energy Holdings LLC units and the treasury stock method to determine the potential dilutive effects of the unvested Restricted common units and the vesting of the outstanding equity awards. Both methods are used as if the common units and outstanding equity awards were converted into Class A common stock of SOLV Energy, Inc. as of the IPO date.
See Note 11 – Earnings per Share, for additional information on dilutive securities.

New Accounting Pronouncements Not Yet Adopted
New Accounting Pronouncements Not Yet Adopted
In November 2024, the FASB issued ASU
2024-03,
“
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses
.” The update requires entities to tabularly disclose in the footnotes to the financial statements, the amounts of purchased inventory, employee compensation, depreciation, intangible asset amortization, and depreciation included in each relevant expense caption. The standard also requires disclosure of the amount and a qualitative description of other items remaining in relevant expense captions that are not separately disaggregated. This update is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption and both prospective and retrospective application are permitted. The Company is currently assessing the effect of this update.
In September 2025, the FASB issued ASU
2025-06,
“
Intangibles-Goodwill and
Other-Internal-Use
Software (Subtopic
350-40):
Targeted Improvements to the Accounting for
Internal-Use
Software
”, which amends the guidance on
internal-use
software. The ASU removed all references to prescriptive and sequential software development stages (referred to as “project stages”) throughout Subtopic
350-40.
Instead an entity is required to start capitalizing software costs when 1) management has authorized and committed to funding the software project and 2) it is probable that the project will be completed, and the software will be used to perform the function intended (referred to as the
“probable-to-complete
recognition threshold”). Among other things, the ASU also specified that disclosures are required for all capitalized internal-use
software costs, regardless of how these costs are presented in the financial statements. The ASU is effective for annual reporting periods beginning after December 15, 2027 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently assessing the effect of this update.

SOLV Energy Holdings LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Use of Estimates
Use of
Estimate
s
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and these notes.
Actual results could differ from those estimates and may result in material effects on the Company’s operating results and financial position. Estimates made in preparing the accompanying consolidated financial statements primarily include, but are not limited to, those related to revenue recognition, goodwill and long-lived asset valuations, impairment assessments and unit-based compensation.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs consist of direct and incremental costs incurred in connection with the Company’s IPO, including certain legal, accounting, and other IPO related costs. Deferred offering costs are capitalized and recorded in “Other long-term assets” on the consolidated balance sheets. Upon the completion of the IPO, deferred offering costs are recorded in stockholders’ equity as a reduction of the offering proceeds. No deferred offering costs were recorded as of December 31, 2024. As of December 31, 2025, $6,052 of deferred offering costs are recorded in “Other long-term assets” on the Company’s consolidated balance sheets.

Fair Value Measurements
Fair Value Measurements
The Company categorizes assets and liabilities, measured at fair value, into one of three different levels depending on the observability of the inputs employed in the instrument. Level 1 inputs are quoted prices for identical instruments in active markets. Level 2 inputs are quoted for similar instruments in active markets; quoted prices for identical or similar instruments that are not active. Level 3 inputs are model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable. Fair value measurements are classified according to the lowest level input or value that is significant to the valuation.
The Company’s financial instruments consist primarily of cash and cash equivalents, trade receivables, contract assets and contract liabilities, accounts payable, accrued liabilities, and debt instruments. The carrying amounts of the Company’s cash and cash equivalents, receivables and payables approximate fair value due to the short-term nature of those instruments. The carrying amounts of the Company’s debt instruments approximate their respective fair values.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments which have an initial maturity of three months or less. The Company places its cash and cash equivalents with high credit quality financial institutions. At times, such amounts may be in excess of the Federal Deposit Insurance Corporation (“FDIC”) limits. Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash deposits.

Accounts Receivable
Accounts Receivable
The Company sells to customers using credit terms customary in the construction industry. Accounts receivable are recorded at invoiced amounts and generally do not bear interest. The Company provides an allowance for credit losses to estimate losses from uncollectible accounts in accordance with ASC 326,
Financial Instruments – Credit Losses
.
Under this method an allowance is recorded based upon historical experience and management’s evaluation of, among other factors, current and reasonably supportable expected future economic conditions and the customer’s willingness or ability to pay. The following table sets forth activities in the allowance for credit losses for the periods indicated.

	December 31,
	2025	2024
Balance, at beginning of year	$344	$2,979
Increase (decrease) in credit loss expense	437	(11)
Recoveries	—	(2,624)

Balance, at end of year	$781	$344

Project Development Costs
Project Development
Costs
The Company capitalizes as project development costs only those costs incurred in connection with the development of solar and energy storage projects, primarily direct labor, outside contractor services, consulting fees, legal fees and associated travel, if incurred after a point in time when the realization of related revenue becomes probable. Management continually reviews the feasibility of each project and will write-off
related proceeds to revenues and the capitalized project costs are written off to cost of revenues.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost. Depreciation is recognized over the assets estimated useful lives using the straight-line method. The range of estimated useful lives for the respective assets is as follows:

Machinery and equipment	5-7 years
Furniture and fixtures	5 years
Computer equipment	5 years
Vehicles	5 years
Software	3-7 years
Significant additions or improvements extending asset lives are capitalized as incurred, while repairs and maintenance that do not improve or extend the life of the respective asset are expensed as incurred. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the remaining terms of the underlying lease agreement.

Software Development Costs
Software Development Costs
The Company capitalizes costs incurred to develop software for internal use.
Internal-use
software development costs are capitalized during the application development stage and are reflected in “Property and Equipment” on the consolidated balance sheets. Capitalized costs are amortized over the estimated useful life of the software using the straight-line method, generally three to seven years, beginning when the software is ready for its intended use. Costs incurred in the preliminary project stage and post-implementation-operation stage are expensed as incurred.

Long-Lived Assets
Long-Lived Assets
Long-lived assets that are held and used including definite lived intangibles, are assessed for impairment whenever events or changes in circumstances indicate their carrying values may not be recoverable. Such reviews are performed in accordance with ASC 360,
Property, Plant and Equipment
.
An impairment loss is indicated if the total future estimated undiscounted cash flows expected from an asset, or asset group, are less than its carrying value. An impairment charge is measured as the excess of an asset, or asset group’s carrying amount over its fair value with the difference recorded within operating expenses in the consolidated Statements of Operations.
Fair values are determined by a variety of valuation methods, including appraisals, sales prices of similar assets and present value techniques. Impairment losses for assets, or asset groups, to be disposed of by sale are recognized at the lower of the carrying amount of the asset, or asset group, or fair value less cost to sell.

There were no impairments of the Company’s long-lived assets in any of the periods presented.

Goodwill
Goodwill
Goodwill represents the excess of cost paid over the fair value of net tangible and identifiable intangible assets acquired from businesses and is stated at cost. The Company has recorded goodwill in connection with its historical and current year acquisitions of businesses.
Goodwill is required to be assessed for impairment at the reporting unit level, which represents the operating segment level or one level below the operating segment level for which discrete financial information is available.
Goodwill is tested for impairment annually on October 1, or more frequently if events or circumstances arise which indicate that the fair value of a reporting unit with goodwill is below its carrying amount. The Company assesses qualitative factors to determine whether it is more likely than not that the fair value of its reporting unit is less than its carrying value.
Qualitative factors assessed for each reporting unit include, among other things, enterprise value, macroeconomic conditions, cost factors and other industry and market conditions.
If the Company believes that, as a result of its qualitative assessment, that it is more likely than not that the reporting unit’s fair value is less than its carrying amount, then a quantitative impairment test is required. The quantitative assessment estimates the fair value of the reporting unit using income and market approaches and compares that amount to the carrying value of that reporting unit. If the carrying amount of a reporting unit exceeds its fair value, an impairment charge for the difference is recorded in the consolidated statement of operations.

Investments
Investments
The Company enters into investment arrangements in the normal course of business. Investments in entities over which the Company does not have the ability to exercise significant influence are either considered marketable securities or non-marketable
equity securities.
Non-marketable
equity investments without a readily determinable fair value are measured and recorded using a measurement alternative under which they are measured at cost and adjusted for observable price changes and impairments, if any. Observable price changes result from, among other things, equity transactions for the same issuer executed during the reporting period, including subsequent equity offerings or other reported transactions related to the same issuer. The Company recognizes impairments on marketable and non-marketable
equity securities if there are sufficient indicators that the fair value of the investment is less than its carrying value.

Leases
Leases
The Company recognizes a
right-of-use
asset and lease liability for its leases at the commencement date equal to the present value of the contractual minimum lease payments over the lease term. The present value is calculated using the rate implicit in the lease, if known, or the Company’s incremental secured borrowing rate.
The Company accounts for each lease component and its associated non-lease
components as a single lease component for all classes of assets. The Company accounts for both lease and non-lease
components under the lease accounting guidance.
The related lease payments are expensed on a straight-line basis over the lease term, including, as applicable, any free-rent period during which the Company has the right to use the asset.

Variable lease payments not included in the measurement of the lease liability are expensed as incurred. For leases with renewal options where the renewal is reasonably assured, the lease term, including the renewal period, is used to determine the appropriate lease classification and to compute periodic rental expense. Leases with initial terms shorter than 12 months are not recognized on the balance sheet, and lease expense is recognized on a straight-line basis.
Refer to Note 9—
Leases
for additional information.

Income Taxes
Income
Taxes
SOLV Energy Holdings LLC is a limited liability company treated as a disregarded entity for U.S. federal income tax purposes. As such, U.S. federal income taxes are not recognized at the Company level but rather its income is allocated to its members. Spartan and its direct parent are corporations that are subject to U.S. federal and applicable state income taxes. The accompanying consolidated financial statements include a provision for income taxes related to the taxable income of these corporate subsidiaries.
Deferred income tax assets and liabilities are determined based on temporary differences between the financial reporting bases and the tax bases of assets and liabilities. Deferred income tax assets are also recognized for tax net operating loss carryforwards. These deferred income tax assets and liabilities are measured using the enacted tax rates and laws that will be in effect when such amounts are expected to be reversed or utilized. Valuation allowances are provided to reduce such deferred income tax assets to amounts more likely than not to be ultimately realized.
As of December 31, 2025 and 2024, the Company had no uncertain tax positions. The Company has elected to recognize interest and penalties related to income tax matters as a component of income tax expense, of which no interest or penalties were recorded in any of the periods presented.

Debt Issuance Costs
Debt Issuance Costs
Debt issuance costs include external costs incurred to obtain financing. Debt issuance costs are amortized over the respective term of the financing using the effective interest method.
Debt issuance costs are generally presented on the consolidated balance sheets along with unamortized debt discounts as a reduction to current and long-term debt.

Revenue Recognition
Revenue Recognition
Revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Refer to Note 5—
Revenue from Contracts with Customers
for additional information.

Unit-Based Compensation
Unit-Based Compensation
The Company recognizes compensation expense for unit-based arrangements over the requisite service period of the awards and recognizes forfeitures as they occur. Refer to Note 10—
Unit-Based Compensation
for additional information.

Multiemployer Pension Plans
Multiemployer Pension Plans
The Company participates in construction-industry multiemployer pension plans. Generally, the plans provide defined benefits to substantially all employees covered by collective bargaining agreements. Contributions are based on the hours worked by employees covered under various collective bargaining agreements. Under the Employee Retirement Income Security Act, a contributor to a multiemployer pension plan is only liable for its proportionate share of a plan’s unfunded vested liability upon termination, or withdrawal from a plan. Refer to Note 11—
Employee Benefit Plans
for additional information.

Cost of Revenue		Cost of Revenue Cost of revenue consist primarily of construction related materials, labor, and professional services, which are expensed as incurred.
Selling, General and Administrative Expenses
Selling, General and Administrative Expenses
Selling, general and administrative expenses consist of corporate operating expenses including operations, information technology, accounting, legal, and human resources, which are expensed as incurred.

Stock-Based Compensation
Unit-Based Compensation
The Company recognizes compensation expense for unit-based arrangements over the requisite service period of the awards and recognizes forfeitures as they occur. Refer to Note 10—
Unit-Based Compensation
for additional information.